Fixed Assets	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Fixed Assets
9. FIXED ASSETS
Fixed assets and the related accumulated depreciation and impairment as of December 31, 2019 and June 30, 2020 are as follows:

	As of December 31, 2019	As of June 30, 2020	As of June 30, 2020
	RMB	RMB	US$
	(In millions)
		(unaudited)
Computer equipment	29,592	30,136	4,265
Office building	4,628	4,604	652
Office building related facility machinery and equipment	2,317	2,318	328
Vehicles	203	206	29
Office equipment	944	973	138
Leasehold improvements	391	379	54
Construction in progress	313	664	94

	38,388	39,280	5,560
Accumulated depreciation and impairment	(20,077)	(22,386)	(3,169)

	18,311	16,894	2,391